2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-redeemable Common Stock
Net loss	$ (1,062,553)	$ (1,594)
Net income allocable to Common stock subject to possible redemption	0	0
Adjusted net income (loss)	$ (1,062,553)	$ (1,594)
Weighted average shares outstanding, basic and diluted	2,736,258	2,783,021
Basic and diluted net loss per common share	$ (.16)	$ (.11)
Common Stock Subject to Possible Redemption
Interest earned on marketable securities held in Trust Account	$ 0	$ 922,211
Less: interest available to be withdrawn for payment of taxes	0	(218,317)
Adjusted net income (loss)	$ 0	$ 703,894
Weighted average shares outstanding, basic and diluted	546,586	4,555,229
Basic and diluted net loss per common share	$ 0.00	$ 0.15